Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Current Assets
Cash	$ 5,100,133	$ 135,125
Restricted cash	600,000	18,690
Accounts receivable	9,026,526	13,824,937
Accounts receivable - related party	8,582	2,654
Due from related parties	3,636,377
Inventory, net	710,160	1,459,247
Advances to suppliers	11,732,283	14,034,379
Other current assets	191,379	229,996
Total current assets	31,005,440	29,705,028
Property, plant and equipment, net	289,799	139,468
Intangible assets, net	117,591	38,135
Operating lease right-of-use assets, net	300,095
Restricted cash - non-current		600,000
Total Assets	31,712,925	30,482,631
Current Liabilities
Short-term bank loans	1,834,300	1,400,894
Accounts payable	444,410	293,264
Due to related parties	1,770,898	2,652,882
Advances from customers	51,264	5,926
Convertible notes payable	1,879,688	2,926,361
Operating lease liabilities - current	55,491
Other current liabilities	666,851	865,753
Total current liabilities	6,702,902	8,145,080
Operating lease liabilities - non-current	258,864
Total Liabilities	6,961,766	8,145,080
Equity
Common stock, $0.001 par value, 20,000,000 shares authorized, 15,896,285 and 12,589,857 shares issued and outstanding at March 31, 2020 and September 30, 2019, respectively	15,896	12,590
Additional paid-in capital	18,032,186	15,762,867
Statutory reserve	597,528	597,528
Retained earnings	6,264,332	6,321,384
Accumulated other comprehensive loss	(997,200)	(1,195,866)
Total Farmmi, Inc.'s Stockholders' Equity	23,912,742	21,498,503
Non-controlling Interest	838,417	839,048
Total Equity	24,751,159	22,337,551
Total Liabilities and Equity	$ 31,712,925	$ 30,482,631